UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2020

WESTERN ASSET

MUNICIPAL HIGH

INCOME FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax*.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal High Income Fund for the six-month reporting period ended January 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2020

II	Western Asset Municipal High Income Fund

Performance review

For the six months ended January 31, 2020, Class A shares of Western Asset Municipal High Income Fund, excluding sales charges, returned 3.90%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Indexi, returned 3.33% for the same period. The Lipper High Yield Municipal Debt Funds Category Averageii returned 4.18% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of January 31, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Municipal High Income Fund:
Class A	3.90%
Class C	3.61%
Class I	4.08%
Bloomberg Barclays Municipal Bond Index	3.33%
Lipper High Yield Municipal Debt Funds Category Average	4.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2020 for Class A, Class C and Class I shares were 1.60%, 1.12% and 1.84%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.80%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.83%, 1.40% and 0.70%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Municipal High Income Fund	III

Performance review (cont’d)

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.65% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Effective August 1, 2020, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 24, 2020

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. A significant portion of portfolio holdings may be invested in lower quality securities, which present greater risk of loss of principal and interest than higher rated securities. Below investment grade securities (that is, securities rated below the Baa/BBB categories) or, if unrated, securities determined to be of comparable credit quality are commonly referred to as “junk bonds”. Investing in securities issued by investment companies, including exchange-traded funds(“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that

IV	Western Asset Municipal High Income Fund

the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 192 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Municipal High Income Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2020 and July 31, 2019 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2019 and held for the six months ended January 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.90%	$1,000.00	$1,039.00	0.82%	$4.20	Class A	5.00%	$1,000.00	$1,021.01	0.82%	$4.17
Class C	3.61	1,000.00	1,036.10	1.41	7.22	Class C	5.00	1,000.00	1,018.05	1.41	7.15
Class I	4.08	1,000.00	1,040.80	0.65	3.33	Class I	5.00	1,000.00	1,021.87	0.65	3.30

[1]	For the six months ended January 31, 2020.

2	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2020

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.9%
Alabama — 6.9%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$450,000	$505,265	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,020,000	10,759,267
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	1,750,000	2,012,920
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	4,880,000	5,803,345
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	8,250,000	9,909,735
Lower Alabama Gas District, Natural Gas Revenue:
Project #2	4.000%	12/1/25	1,250,000	1,421,612	(b)(c)
Series A	5.000%	9/1/46	3,990,000	5,779,395
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,500,000	1,649,850	(b)(c)
Total Alabama				37,841,389
Arizona — 4.1%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	575,000	768,125
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	3,550,000	4,106,675	(a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	851,550	(d)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,346,290	(d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,686,030	(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	973,514	(d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,574,000	(d)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,401,696	(d)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,623,524	(d)
Total Arizona				22,331,404
California — 9.0%
California State MFA Revenue:
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/43	1,000,000	1,201,990	(a)

See Notes to Financial Statements.

4	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/47	$1,250,000	$1,494,287	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	8,139,000	(a)(d)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	676,836
KIPP LA Project, Series A	5.125%	7/1/44	750,000	836,640
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	3,045,000	3,298,892	(d)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,409,560	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	2,000,000	2,096,500
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,414,669
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	250,000	290,768	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	22,107,120
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,993,779
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	450,000	451,120
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	700,000	846,839
Total California				49,258,000
Colorado — 5.7%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.125%	12/1/48	1,000,000	1,080,090
Clear Creek Station Metropolitan District #2, CO, GO, Subordinate, Series B	7.375%	12/15/47	500,000	526,550

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	$750,000	$792,285
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,320,425
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,250,000	1,390,162
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	550,560
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	3,000,000	3,209,220
Leyden Rock, CO, Metropolitan District #10, GO, Senior Refunding and Improvement, Series A	5.000%	12/1/45	1,250,000	1,314,838
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	530,300
Subordinate, Series B	7.750%	12/15/47	1,000,000	1,053,570
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	11,550,000	18,234,793
Solaris, CO, Metropolitan District #3, GO, Series A, Refunding	5.000%	12/1/36	850,000	902,037
Total Colorado				30,904,830
Connecticut — 0.6%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,224,660
Connecticut State, GO, Series A	5.000%	4/15/35	1,500,000	1,900,740
Total Connecticut				3,125,400
Delaware — 1.7%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,202,770
District of Columbia — 1.4%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,304,298
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,338,500
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	300,000	323,889
KIPP Charter School	6.000%	7/1/33	1,000,000	1,170,800	(e)

See Notes to Financial Statements.

6	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
KIPP Charter School	6.000%	7/1/43	$1,450,000	$1,697,660	(e)
Metropolitan Washington Airports Authority Revenue, Dulles Metrorail and Capital Improvement Project, Series B, Refunding	4.000%	10/1/49	750,000	852,277
Total District of Columbia				7,687,424
Florida — 2.0%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	4,197,675	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,661,235	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,338,048	(d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,093,257	(d)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	874,080
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,803,088
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	115,000	124,206
Series A-2	7.375%	5/1/33	355,000	3	*(f)
Total Florida				11,091,592
Georgia — 0.9%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	4.000%	6/15/49	1,500,000	1,721,385
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,401,936
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,513,150
Total Georgia				4,636,471
Illinois — 11.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,167,310
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	118,378
Dedicated, Series H	5.000%	12/1/46	750,000	864,803

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series D	5.000%	12/1/46	$750,000	$876,038
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	2,000,000	2,313,760
Series 2005D, Refunding	5.500%	1/1/37	3,500,000	4,049,080
Series A, Refunding	5.000%	1/1/29	1,500,000	1,845,435
Series A, Refunding	6.000%	1/1/38	1,250,000	1,545,350
Series C, Refunding	5.000%	1/1/25	1,000,000	1,147,270
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,050,000	1,165,416
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,171,000	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,165,700	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	4,000,000	4,650,120
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,268,330	(a)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc, Series A, Prerefunded	5.125%	5/15/43	340,000	385,264	(e)
Franciscan Communities Inc, Series A, Unrefunded	5.125%	5/15/43	2,360,000	2,503,323
Park Place of Elmhurst, Series C	2.000%	5/15/55	2,525,250	75,656
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	933,075
Illinois State Toll Highway Authority Revenue, Series 2019, Refunding	5.000%	1/1/27	4,250,000	5,310,630
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	200,000	239,362
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,669,036
Series 2016, Refunding	5.000%	2/1/26	2,500,000	2,939,575
Series A, Refunding	5.000%	10/1/29	2,900,000	3,528,952
Series C	5.000%	11/1/29	3,250,000	3,869,580
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,337,427

See Notes to Financial Statements.

8	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	$4,050,000	$4,461,845	(g)
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	300,000	304,431
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.200%	6/15/50	40,000	40,620
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	180,000	182,822
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,664,818
Total Illinois				60,794,406
Indiana — 2.2%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	10,861,600	(e)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,180,030	(a)
Total Indiana				12,041,630
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	400,000	406,752
Kentucky — 0.4%
Kentucky State PEA, Gas Supply Revenue, Series B	4.000%	1/1/25	2,000,000	2,233,920	(b)(c)
Louisiana — 0.7%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,192,360
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,114,340
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	551,745
Parish of St. John the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	750,000	777,990	(b)(c)
Total Louisiana				3,636,435
Maryland — 2.1%
Maryland State EDC Revenue:
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	365,409	(a)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	$1,000,000	$1,210,220	(a)
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	9,602,460
Total Maryland				11,178,089
Massachusetts — 4.3%
Massachusetts State DFA Revenue:
Newbridge Charles Inc., Refunding	5.000%	10/1/37	1,000,000	1,109,020	(d)
Newbridge Charles Inc., Refunding	5.000%	10/1/47	250,000	275,595	(d)
Tufts Medical Center Inc., Series I, Prerefunded	6.875%	1/1/41	2,400,000	2,530,752	(e)
Tufts Medical Center Inc., Series I, Unrefunded	6.875%	1/1/41	1,600,000	1,687,168	(e)
Wellforce Issue, Series A	5.000%	7/1/38	1,000,000	1,224,840
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,235,780
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	601,450
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,392,396
Massachusetts State HEFA Revenue, Massachusetts Eye & Ear Infirmary, Series C, Prerefunded	5.375%	7/1/35	6,000,000	6,107,400	(e)
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	6,000,000	7,522,620
Total Massachusetts				23,687,021
Michigan — 1.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	839,648
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	3,150,000	2,806,335	(c)
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,355,000	1,404,390	(d)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	400,000	423,636	(d)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,395,112
Senior Lien, Great Lakes Water Authority & Sewer, Series C-1, Refunding	5.000%	7/1/44	1,180,000	1,270,022

See Notes to Financial Statements.

10	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Senior Lien, Great Lakes Water Authority & Sewer, Series C-6, Refunding	5.000%	7/1/33	$1,130,000	$1,297,342
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	1,030,939	(a)
Total Michigan				10,467,424
Minnesota — 0.8%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinate, Series B	5.000%	1/1/49	3,500,000	4,303,635	(a)
Missouri — 2.1%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	2,000,000	2,441,720	(a)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	1,000,000	809,100	(d)
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,086,120
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,680,226
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,338,700
Total Missouri				11,355,866
Nebraska — 2.8%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	10,660,000	15,100,530
Nevada — 0.6%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,373,140	(d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,114,098	(d)
Total Nevada				3,487,238
New Jersey — 7.9%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	1,850,000	2,020,200	(a)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	1,156,210

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Provident Group — Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	$2,000,000	$2,168,260
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.540%	3/1/28	17,500,000	17,929,800	(c)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	472,244	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	365,697
New Jersey State Higher Education State, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	3,023,444	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	2,003,382
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	4,313,321
Transportation Program, Series BB	5.000%	6/15/44	500,000	593,150
Transportation System, Series A, Refunding	5.000%	12/15/27	1,000,000	1,225,870
Transportation System, Series A, Refunding	5.000%	12/15/28	1,500,000	1,866,180
Transportation System, Series D	5.000%	6/15/32	4,625,000	5,293,359
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	500,000	582,775
Total New Jersey				43,013,892
New Mexico — 0.5%
Otero County, NM, COP:
Jail Project Revenue	9.000%	4/1/23	410,000	412,845
Jail Project Revenue	9.000%	4/1/28	500,000	510,080	(c)
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	833,250
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	600,000	602,604
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	602,640
Total New Mexico				2,961,419

See Notes to Financial Statements.

12	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — 2.1%
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	$623,117	$93,468
New York State Liberty Development Corp., Second Priority Liberty Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Refunding	2.800%	9/15/69	2,250,000	2,339,640
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,300,000	1,476,267	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	6,000,000	6,266,640
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	1,138,560	(g)
Total New York				11,314,575
North Carolina — 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/51	1,600,000	1,837,616
Ohio — 2.0%
Indian Creek Local School District, GO, Series A	5.000%	11/1/55	2,335,000	2,816,243
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	1,039,780	(a)(b)(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,858,296	(a)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	5,000,000	5,227,400
Total Ohio				10,941,719
Oklahoma — 0.3%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	572,302	1,431	*(f)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — continued
Tulsa County, OK, Industrial Authority, Senior
Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	$500,000	$576,650
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,139,980
Total Oklahoma				1,718,061
Oregon — 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,443,563
Pennsylvania — 4.2%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,155,800
Armstrong, PA, School District, GO, Series A, Refunding	4.000%	3/15/41	2,000,000	2,279,760
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	550,000	684,426
Erie, PA, Water Authority Revenue:
Series D	5.000%	12/1/32	1,750,000	2,269,347
Series D	5.000%	12/1/33	1,110,000	1,434,819
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	2,057,195
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	750,000	775,223	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	4,740,000	4,824,846
Pennsylvania State Higher Educational Facilities Authority Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,794,315	(e)
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	6.250%	4/1/42	635,000	652,958
Lease Revenue, Refunding	5.000%	10/1/30	750,000	996,953
Performing Arts Charter School Project	6.000%	6/15/23	2,185,000	2,209,843	(d)
Total Pennsylvania				23,135,485
Puerto Rico — 2.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,500,000	2,684,375

See Notes to Financial Statements.

14	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$900,000	$723,375	*(f)
Series A	5.050%	7/1/42	215,000	172,806	*(f)
Series XX	5.250%	7/1/40	1,850,000	1,491,563	*(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	640,627
CAB, Restructured, Series A-1	0.000%	7/1/46	10,000,000	2,934,200
Restructured, Series A-1	4.750%	7/1/53	700,000	776,244
Restructured, Series A-1	5.000%	7/1/58	4,450,000	5,014,705
Total Puerto Rico				14,437,895
Rhode Island — 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(f)
Texas — 13.7%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,927,072	(h)
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	1,250,000	1,550,350	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,901,452
CAB	0.000%	1/1/38	2,000,000	1,262,140
CAB	0.000%	1/1/40	2,200,000	1,300,618
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A	6.000%	12/1/30	1,120,000	1,166,066	(e)
Uplift Education, Series A	6.125%	12/1/40	4,000,000	4,168,640	(e)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B, Step bond (0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	4,000,000	4,482,320
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,047,680	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,930,690	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,320,950	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	8,539,425	(a)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	$110,000	$132,301	(a)
Series 2017	5.000%	11/1/36	110,000	131,496	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	500,000	546,910
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	650,000	707,070
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	650,000	689,800
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	556,545
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,185,030
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,394,748
Buckner Senior Living Ventana Project, Series A	6.750%	11/15/47	1,000,000	1,176,970
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	3,300,000	*(f)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	5,525,000	6,565,855
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	16,832,654
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	390,000	369,455
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	322,912	(d)(f)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	104,793	(f)
Total Texas				74,613,942

See Notes to Financial Statements.

16	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Virgin Islands — 1.2%
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	$2,200,000	$2,205,588
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,483,592
Total U.S. Virgin Islands				6,689,180
Utah — 0.6%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	435,036
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	767,294
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	873,922
Utah State Infrastructure Agency Telecommunication Revenue, Series A	5.375%	10/15/40	1,150,000	1,350,629
Total Utah				3,426,881
Washington — 0.2%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,196,950	(b)(c)
West Virginia — 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	977,198	(b)(c)
Wisconsin — 2.4%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	750,000	906,008	(d)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	3,240,720	(d)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,350,550	(d)
Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/35	2,000,000	2,391,440
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,913,241
Wisconsin HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	200,000	236,172

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	$1,000,000	$1,177,330
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	595,225
Total Wisconsin				12,810,686
Total Investments before Short-Term Investments (Cost — $490,899,838)				545,467,688
Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Florida — 0.0%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.250%	5/1/24	100,000	100,000	(a)(i)(j)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.200%	12/1/30	250,000	250,000	(i)(j)
Chevron USA Inc. Project, Series L	1.200%	11/1/35	200,000	200,000	(i)(j)
Total Mississippi				450,000
North Carolina — 0.0%
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen - Thueringen	1.200%	2/15/31	150,000	150,000	(i)(j)
Texas — 0.3%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	1.220%	6/1/30	360,000	360,000	(a)(i)(j)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	1.150%	12/1/41	350,000	350,000	(i)(j)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
Exxon Mobile Corp., Series A, Refunding	1.180%	8/1/22	100,000	100,000	(i)(j)
Exxon Mobile Corp., Series A, Refunding	1.180%	11/1/29	100,000	100,000	(i)(j)

See Notes to Financial Statements.

18	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Exxon Mobile Corp., Subordinated, Series B-2, Refunding	1.220%	12/1/39	$200,000	$200,000	(a)(i)(j)
Exxon Mobile Corp., Subordinated, Series B-4, Refunding	1.220%	3/1/33	500,000	500,000	(a)(i)(j)
Total Texas				1,610,000
Total Short-Term Investments (Cost — $2,310,000)				2,310,000
Total Investments — 100.3% (Cost — $493,209,838)				547,777,688
Liabilities in Excess of Other Assets — (0.3)%				(1,496,944)
Total Net Assets — 100.0%				$546,280,744

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on these securities is currently in default as of January 31, 2020. (g) Securities traded on a when-issued or delayed delivery basis.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Municipal High Income Fund

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

GO	— General Obligation

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

MFA	— Municipal Finance Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	81	3/20	$15,418,744	$15,688,687	$(269,943)

See Notes to Financial Statements.

20	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2020

Assets:
Investments, at value (Cost — $493,209,838)	$547,777,688
Cash	59,790
Interest receivable	5,073,362
Receivable for securities sold	1,741,444
Receivable for Fund shares sold	452,802
Prepaid expenses	39,196
Total Assets	555,144,282

Liabilities:
Payable for securities purchased	7,005,482
Payable for Fund shares repurchased	1,049,845
Distributions payable	336,623
Investment management fee payable	242,249
Service and/or distribution fees payable	64,184
Payable to broker — variation margin on open futures contracts	37,969
Trustees’ fees payable	2,892
Accrued expenses	124,294
Total Liabilities	8,863,538
Total Net Assets	$546,280,744

Net Assets:
Par value (Note 7)	$376
Paid-in capital in excess of par value	513,958,745
Total distributable earnings (loss)	32,321,623
Total Net Assets	$546,280,744

Net Assets:
Class A	$295,356,507
Class C	$45,765,609
Class I	$205,158,628

Shares Outstanding:
Class A	20,300,383
Class C	3,163,096
Class I	14,175,227

Net Asset Value:
Class A (and redemption price)	$14.55
Class C*	$14.47
Class I (and redemption price)	$14.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$15.20

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended January 31, 2020

Investment Income:
Interest	$12,377,158

Expenses:
Investment management fee (Note 2)	1,479,490
Service and/or distribution fees (Notes 2 and 5)	387,125
Transfer agent fees (Note 5)	198,929
Registration fees	41,946
Fund accounting fees	38,282
Audit and tax fees	23,421
Legal fees	23,243
Shareholder reports	13,152
Trustees’ fees	10,366
Custody fees	3,891
Insurance	3,738
Commitment fees (Note 8)	2,942
Miscellaneous expenses	6,197
Total Expenses	2,232,722
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(46,379)
Net Expenses	2,186,343
Net Investment Income	10,190,815

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,160,244
Futures contracts	(819,168)
Net Realized Gain	1,341,076
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	9,127,775
Futures contracts	23,522
Change in Net Unrealized Appreciation (Depreciation)	9,151,297
Net Gain on Investments and Futures Contracts	10,492,373
Increase in Net Assets From Operations	$20,683,188

See Notes to Financial Statements.

22	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2020 (unaudited) and the Year Ended July 31, 2019	2020	2019

Operations:
Net investment income	$10,190,815	$22,811,474
Net realized gain (loss)	1,341,076	(1,824,584)
Change in net unrealized appreciation (depreciation)	9,151,297	9,271,300
Increase in Net Assets From Operations	20,683,188	30,258,190

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,249,622)	(22,824,316)
Decrease in Net Assets From Distributions to Shareholders	(10,249,622)	(22,824,316)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	57,080,351	132,719,171
Reinvestment of distributions	8,171,872	18,201,272
Cost of shares repurchased	(59,057,023)	(196,188,560)
Increase (Decrease) in Net Assets From Fund Share Transactions	6,195,200	(45,268,117)
Increase (Decrease) in Net Assets	16,628,766	(37,834,243)

Net Assets:
Beginning of period	529,651,978	567,486,221
End of period	$546,280,744	$529,651,978

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017[3]	2016	2015

Net asset value, beginning of period	$14.27	$14.05	$14.33	$14.88	$14.31	$14.41

Income (loss) from operations:
Net investment income	0.27	0.61	0.60	0.60	0.59	0.64
Net realized and unrealized gain (loss)	0.28	0.22	(0.28)	(0.55)	0.57	(0.09)
Total income from operations	0.55	0.83	0.32	0.05	1.16	0.55

Less distributions from:
Net investment income	(0.27)	(0.61)	(0.60)	(0.60)	(0.59)	(0.65)
Net realized gains	—	—	(0.00) [4]	—	—	—
Total distributions	(0.27)	(0.61)	(0.60)	(0.60)	(0.59)	(0.65)

Net asset value, end of period	$14.55	$14.27	$14.05	$14.33	$14.88	$14.31
Total return[5]	3.90%	6.09%	2.31%	0.41%	8.32%	3.81%

Net assets, end of period (millions)	$295	$283	$262	$279	$343	$323

Ratios to average net assets:
Gross expenses	0.83%[6]	0.83%	0.82%	0.81%[7]	0.80%[7]	0.81%[7]
Net expenses	0.82 [6,8]	0.83	0.82 [8]	0.80 [7,8]	0.80 [7]	0.81 [7]
Net investment income	3.78 [6]	4.36	4.23	4.15	4.07	4.38

Portfolio turnover rate	14%	17%	15%	8%	9%[9]	8%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Represents the portfolio turnover rate of Municipal High Income Portfolio.

See Notes to Financial Statements.

24	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017[3]	2016	2015

Net asset value, beginning of period	$14.19	$13.97	$14.25	$14.81	$14.23	$14.33

Income (loss) from operations:
Net investment income	0.23	0.53	0.52	0.51	0.50	0.55
Net realized and unrealized gain (loss)	0.28	0.22	(0.28)	(0.56)	0.59	(0.09)
Total income (loss) from operations	0.51	0.75	0.24	(0.05)	1.09	0.46

Less distributions from:
Net investment income	(0.23)	(0.53)	(0.52)	(0.51)	(0.51)	(0.56)
Net realized gains	—	—	(0.00) [4]	—	—	—
Total distributions	(0.23)	(0.53)	(0.52)	(0.51)	(0.51)	(0.56)

Net asset value, end of period	$14.47	$14.19	$13.97	$14.25	$14.81	$14.23
Total return[5]	3.61%	5.50%	1.73%	(0.25)%	7.80%	3.21%

Net assets, end of period (000s)	$45,766	$50,857	$84,668	$97,922	$120,733	$119,288

Ratios to average net assets:
Gross expenses	1.41%[6]	1.40%	1.38%	1.38%[7]	1.37%[7]	1.38%[7]
Net expenses	1.41 [6,8]	1.40	1.38 [8]	1.38 [7,8]	1.37 [7]	1.38 [7]
Net investment income	3.19 [6]	3.81	3.67	3.58	3.50	3.81

Portfolio turnover rate	14%	17%	15%	8%	9%[9]	8%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Represents the portfolio turnover rate of Municipal High Income Portfolio.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017[3]	2016	2015

Net asset value, beginning of period	$14.19	$13.98	$14.26	$14.81	$14.23	$14.33

Income (loss) from operations:
Net investment income	0.28	0.63	0.62	0.61	0.61	0.66
Net realized and unrealized gain (loss)	0.28	0.21	(0.28)	(0.54)	0.58	(0.09)
Total income from operations	0.56	0.84	0.34	0.07	1.19	0.57

Less distributions from:
Net investment income	(0.28)	(0.63)	(0.62)	(0.62)	(0.61)	(0.67)
Net realized gains	—	—	(0.00) [4]	—	—	—
Total distributions	(0.28)	(0.63)	(0.62)	(0.62)	(0.61)	(0.67)

Net asset value, end of period	$14.47	$14.19	$13.98	$14.26	$14.81	$14.23
Total return[5]	4.08%	6.21%	2.48%	0.54%	8.58%	3.96%

Net assets, end of period (millions)	$205	$196	$221	$242	$340	$328

Ratios to average net assets:
Gross expenses	0.69%[6]	0.70%	0.69%	0.72%[7]	0.72%[7]	0.72%[7]
Net expenses[8,9]	0.65 [6]	0.65	0.65	0.65 [7]	0.65 [7]	0.65 [7]
Net investment income	3.95 [6]	4.54	4.41	4.28	4.22	4.54

Portfolio turnover rate	14%	17%	15%	8%	9%[10]	8%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Represents the portfolio turnover rate of Municipal High Income Portfolio.

See Notes to Financial Statements.

26	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$545,467,688	—	$545,467,688
Short-Term Investments†	—	2,310,000	—	2,310,000
Total Investments	—	$547,777,688	—	$547,777,688

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$269,943	—	—	$269,943

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

30	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

32	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

During the six months ended January 31, 2020, fees waived and/or expenses reimbursed amounted to $46,379.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate effective September 13, 2019 ($1,000,000 prior to September 13, 2019). These purchases do not incur an initial sales charge.

For the six months ended January 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$913	—
CDSCs	1,668	$2,750

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended January 31, 2020, such purchase and sale transactions (excluding accrued interest) were $34,055,000 and $45,760,000, respectively.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended January 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$82,364,466
Sales	75,321,855

At January 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$493,209,838	$58,131,577	$(3,563,727)	$54,567,850
Futures contracts	—	—	(269,943)	(269,943)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2020.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$269,943

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(819,168)

34	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$23,522

During the six months ended January 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$6,047,612

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$217,832	$92,746
Class C	169,293	24,253
Class I	—	81,930
Total	$387,125	$198,929

For the six months ended January 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,837
Class C	289
Class I	44,253
Total	$46,379

6. Distributions to shareholders by class

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Net Investment Income:
Class A	$5,515,703	$11,268,247
Class C	775,539	2,761,115
Class I	3,958,380	8,794,954
Total	$10,249,622	$22,824,316

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At January 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	January 31, 2020		July 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,787,992	$25,694,252	4,510,045	$63,278,102
Shares issued on reinvestment	339,956	4,893,512	708,777	9,930,294
Shares repurchased	(1,644,815)	(23,633,062)	(4,042,927)	(56,377,961)
Net increase	483,133	$6,954,702	1,175,895	$16,830,435
Class C
Shares sold	189,792	$2,714,197	532,478	$7,388,592
Shares issued on reinvestment	40,632	581,624	159,821	2,223,286
Shares repurchased	(651,607)	(9,309,803)	(3,167,801)	(44,264,837)
Net decrease	(421,183)	$(6,013,982)	(2,475,502)	$(34,652,959)
Class I
Shares sold	2,004,743	$28,671,902	4,468,809	$62,052,477
Shares issued on reinvestment	188,350	2,696,736	434,136	6,047,692
Shares repurchased	(1,828,284)	(26,114,158)	(6,897,587)	(95,545,762)
Net increase (decrease)	364,809	$5,254,480	(1,994,642)	$(27,445,593)

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the six months ended January 31, 2020, the Fund incurred a commitment fee in the amount of $2,942. The Fund did not utilize the Redemption Facility during the six months ended January 31, 2020.

36	Western Asset Municipal High Income Fund 2020 Semi-Annual Report

9. Deferred capital losses

As of July 31, 2019, the Fund had deferred capital losses of $25,202,195, which have no expiration date, that will be available to offset future taxable capital gains.

10. Subsequent events

Effective August 1, 2020, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

***

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s investment adviser (the “Manager”), currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s investment management contract with the Manager, and any related sub-advisory contract(s), where applicable. Therefore, the Fund’s Board is expected to be asked to approve a new investment management contract between the Fund and the Manager (and a new sub-advisory contract(s), if applicable). If approved by the Board, the new investment management contract (and the new sub-advisory contract(s), if applicable) is expected to be presented to the shareholders of the Fund for their approval.

Western Asset Municipal High Income Fund 2020 Semi-Annual Report	37

Board approval of management and

subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Municipal High Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent

38	Western Asset Municipal High Income Fund

legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

Western Asset Municipal High Income Fund	39

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as high yield municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2019 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ending September 30, 2019.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

40	Western Asset Municipal High Income Fund

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of high yield municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was approximately equivalent to the median. The Board noted that the Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

Western Asset Municipal High Income Fund	41

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board considered that the Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/objective at the range of asset levels relevant to the Fund. The Board also noted that the Fund’s Actual Management Fee was approximately equivalent to the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

42	Western Asset Municipal High Income Fund

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld	Abstained
Robert Abeles, Jr.	11,997,108,647	276,409,003	434,312
Jane F. Dasher	11,994,622,783	279,066,222	262,958
Anita L. DeFrantz	11,977,500,738	296,188,267	262,958
Avedick B. Poladian	12,008,511,650	265,038,045	402,268
Susan B. Kerley	11,991,288,921	282,260,773	402,268
William E.B. Siart	11,976,672,918	296,844,732	434,312
Jaynie Miller Studenmund	12,005,543,214	267,996,794	411,955
Ronald L. Olson	11,995,459,439	278,154,565	337,959
Peter J. Taylor	12,000,052,983	273,487,025	411,955
Jane E. Trust	12,008,224,324	265,464,680	262,958

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Western Asset Municipal High Income Fund	43

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Western Asset

Municipal High Income Fund

Trustees*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*

During a December 3, 2019 special meeting of shareholders, a new group of board members were elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

**	Effective March 6, 2020, Mr. Larson became a Trustee.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Municipal High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Municipal High Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02173 3/20 SR20-3834

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	March 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci Principal Financial Officer

Date:	March 24, 2020